Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue from product sales	$ 3,525	$ 3,336	$ 3,394
Cost of sales	(2,626)	(2,584)	(2,607)
Gain (loss) on non-hedge derivatives and other commodity contracts	5	(2)	0
Gross profit (loss)	904	750	787
Corporate administration, marketing and other expenses	(82)	(76)	(64)
Exploration and evaluation costs	(112)	(98)	(105)
Impairment, derecognition of assets and profit (loss) on disposal	(6)	(7)	(2)
Other expenses (income)	(83)	(79)	(150)
Operating profit (loss)	621	490	466
Interest income	14	8	8
Dividend received	0	2	0
Foreign exchange losses	(12)	(9)	(11)
Finance costs and unwinding of obligations	(172)	(168)	(157)
Share of associates and joint ventures’ profit (loss)	168	122	22
Profit (loss) before taxation	619	445	328
Taxation	(250)	(212)	(163)
Profit (loss) after taxation from continuing operations	369	233	165
Discontinued operations
Profit (loss) from discontinued operations	(376)	(83)	(336)
Profit (loss) for the year	(7)	150	(171)
Equity shareholders
- Continuing operations	364	216	145
- Discontinued operations	(376)	(83)	(336)
Non-controlling interests
- Continuing operations	$ 5	$ 17	$ 20
Basic earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (dollars per share)	$ (0.03)	$ 0.32	$ (0.46)
Earnings (loss) per ordinary share from continuing operations (dollars per share)	0.87	0.52	0.35
(Loss) earnings per ordinary share from discontinued operations (dollars per share)	(0.90)	(0.20)	(0.81)
Diluted earnings (loss) per ordinary share
Diluted earnings (loss) per ordinary share (dollars per share)	(0.03)	0.32	(0.46)
Earnings (loss) per ordinary share from continuing operations (dollars per share)	0.87	0.52	0.35
(Loss) earnings per ordinary share from discontinued operations (dollars per share)	$ (0.90)	$ (0.20)	$ (0.81)